RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of transactions between related parties [line items]
Rate of rent per squre foot		$ 16,000
Non executive directors fees		1,390,000	$ 2,020,000	$ 1,238,000
Share-based compensation benefits		965,000	626,000
Share-based payments (net of capitalized amounts)		$ 1,100,000	792,000	758,000
Remaining amount of loan					$ 99,900,000	$ 1,000
Patent dividend scheme amount				3,863,000
Darnick Company [Member]
Disclosure of transactions between related parties [line items]
Repayments of borrowings			177,000
Payments for CEO Services				1,231,000
Mr. O'Caoimh [Member]
Disclosure of transactions between related parties [line items]
Maturity date	2026	2026
Annual rent payable	€ 787,000	$ 891,000
Annual rent payable for ware house	144,000	163,000
Rate of rent per squre foot		43,860
Mr. O'Caoimh [Member] | Additional Space [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable	€ 90,000	$ 102,000
JRJ [Member]
Disclosure of transactions between related parties [line items]
Term of lease	25-year	25-year
Annual rent payable	€ 381,000	$ 432,000
Mr. O'Caoimh and Dr Walsh [Member]
Disclosure of transactions between related parties [line items]
Maturity date	2028	2028
Darnick Company [Member]
Disclosure of transactions between related parties [line items]
Contribution for tax audit settlement				$ 1,231,000
Repayments of borrowings		$ 177,000
Increase in settlement amount due to depreciation			1,316,000
Director [Member]
Disclosure of transactions between related parties [line items]
Non executive directors fees		98,000	162,000
Share-based compensation benefits		21,000	51,000
Share-based payments (net of capitalized amounts)		$ 0	$ 0